Submission	May 27, 2026
Submission [Line Items]
Central Index Key	0000037634
Registrant Name	FLORIDA POWER & LIGHT CO
Registration File Number	333-278184-01
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES